UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-22437

Guggenheim Build America Bonds Managed Duration Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Amy J. Lee

2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700
Date of fiscal year end: May 31
Date of reporting period: December 1, 2012 – February 28, 2013

Item 1.    Schedule of Investments.
Attached hereto.

GBAB Guggenheim Build America Bonds Managed Duration Trust
Portfolio of Investments
February 28, 2013 (unaudited)

Principal					Optional
Amount	Description	Rating *	Coupon	Maturity	Call Provisions**	Value
	Long-Term Investments - 130.9%
	Municipal Bonds - 109.9%
	Alabama - 2.8%
$ 3,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a) (l)	AA-	7.100%	09/01/2035	09/01/20 @ 100	$ 3,447,090
5,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a) (l)	AA-	7.200%	09/01/2038	09/01/20 @ 100	5,752,600
2,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a) (l)	AA-	7.250%	09/01/2040	09/01/20 @ 100	2,304,560
						11,504,250

	California - 22.2%
500,000	Alhambra Unified School District, Elementary Schools Improvement District, Los Angeles County, California, Election of 2008 General Obligation Bonds, Federally Taxable, Series B-1 (l)	A+	6.700%	02/01/2026	N/A	605,725
10,000,000	California, General Obligation Bonds, Various Purpose, Taxable Build America Bonds(a)	A	7.700%	11/01/2030	11/01/20 @ 100	12,589,200
3,000,000	Culver City Redevelopment Agency, California, Taxable Tax Allocation Bonds, Culver City Redevelopment Project, Series 2011B(l)	A	8.000%	11/01/2020	N/A	3,331,260
340,000	Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election, Series B-2 (l)	AA-	6.050%	08/01/2021	N/A	386,376
660,000	Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election, Series B-2 (l)	AA-	6.650%	08/01/2025	N/A	766,392
7,500,000	Long Beach Unified School District, California, Qualified School Construction Bonds, Federally Taxable, Election of 2008, General Obligation Bonds, Series B-1	AA-	5.914%	08/01/2025	N/A	9,465,825
10,000,000	Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds(a)	AA-	7.000%	07/01/2041	07/01/21 @ 100	12,158,400
10,000,000	Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds(a)	AA	7.003%	07/01/2041	07/01/20 @ 100	11,712,800
5,000,000	Metropolitan Water District, Southern California, Water Revenue Bonds, 2010 Authorization, Taxable Build America Bonds, Series A(a)	AAA	6.947%	07/01/2040	07/01/20 @ 100	6,249,800
1,025,000	Monrovia Unified School District, Los Angeles County, California, Election of 2006 General Obligation Bonds, Build America Bonds, Federally Taxable, Series C-1(a) (l)	A+	7.250%	08/01/2028	N/A	1,195,478
10,000,000	Oakland Unified School District, County of Alameda, California, Taxable General Obligation Bonds, Election of 2006, Qualified School Construction Bonds, Series 2012B (j) (l)	NR	6.877%	08/01/2033	08/01/22 @ 100	10,251,400
1,000,000	Placentia-Yorba Linda Unified School District (Orange County, California), General Obligation Bonds, Federally Taxable Direct-Pay Qualified School Construction Bonds, Election of 2008, Series E(l)	AA-	5.400%	02/01/2026	N/A	1,125,020
5,000,000	Riverside Community College District, Riverside County, California, Election of 2004 General Obligation Bonds, Taxable Build America Bonds, Series 2010 D-1(a)	AA	7.021%	08/01/2040	08/01/20 @ 100	5,836,000
2,245,000	Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds(a)	Aa3	6.800%	08/01/2030	N/A	2,878,337
7,755,000	Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds(a)	Aa3	7.100%	08/01/2040	N/A	10,431,871
3,330,000	Sonoma Valley Unified School District, General Obligation, Federally Taxable Bonds(l)	AA-	7.123%	08/01/2028	08/01/20 @ 100	3,781,581
						92,765,465

	Colorado - 3.0%
7,500,000	Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Build America Bonds, Series 2010E(a)	AA-	7.017%	03/15/2031	03/15/21 @ 100	9,253,575
2,500,000	Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Qualified School Construction, Series 2010-D	AA-	6.817%	03/15/2028	N/A	3,327,650
						12,581,225

	Florida - 4.1%
10,000,000	Miami-Dade County, Florida, Transit Sales Surtax Revenue, Taxable Build America Bonds, Series B(a) (l)	AA	6.910%	07/01/2039	07/01/19 @ 100	11,582,500
5,000,000	Orlando, Florida, Community Redevelopment Agency, Taxable Tax Increment Revenue Build America Bonds, Series 2010B(a) (l)	A	7.784%	09/01/2040	09/01/20 @ 100	5,717,950
						17,300,450

	Georgia - 1.3%
5,000,000	Georgia Municipal Association, Inc., Certificates of Participation, DeKalb County Public Schools Project, (AGM) (l)	AA-	5.210%	12/01/2022	N/A	5,495,700

	Illinois - 12.5%
5,000,000	Chicago, Illinois, Board of Education, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Taxable Build America Bonds, Series 2010D(a) (l)	A+	6.519%	12/01/2040	N/A	5,727,600
5,100,000	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds, Series 2010B(a)	A+	6.900%	01/01/2040	N/A	6,537,996
2,990,000	Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds, Series 2010B(a)	AA-	6.742%	11/01/2040	N/A	4,114,868
5,000,000	Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-5(a)	A-	7.350%	07/01/2035	N/A	6,052,900
7,140,000	Northern Illinois Municipal Power Agency, Power Project Taxable Revenue Bonds, Prairie State Project Build America Bonds(a) (l)	A2	7.620%	01/01/2030	N/A	8,901,081
2,860,000	Northern Illinois Municipal Power Agency, Power Project Taxable Revenue Bonds, Prairie State Project Build America Bonds(a) (l)	A2	7.820%	01/01/2040	N/A	3,716,827
4,500,000	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable, Series 2010, (AGM)(a)	A2	7.947%	04/01/2035	04/01/20 @ 100	5,429,025
5,000,000	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable, Series 2010, (AGM)(a)	A2	8.147%	04/01/2041	04/01/20 @ 100	6,078,700
3,000,000	Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Council Project, Recovery Zone Economic Development Bonds, Series 2010C(l)	AA	7.230%	10/15/2035	04/15/20 @ 100	3,398,760
2,000,000	Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Project, Build America Bonds, Series 2010-B(a) (l)	AA	7.030%	04/15/2032	04/15/20 @ 100	2,175,940
						52,133,697

	Indiana - 6.4%
8,690,000	Evansville-Vanderburgh Independent School Building Corporation, Unlimited Taxable Ad Valorem Property Tax First Mortgage Bonds, Series 2010E(a)	AA+	6.500%	01/15/2030	07/15/20 @ 100	10,760,653
3,000,000	Knox County, Indiana, Good Samaritan Hospital Project, Taxable Economic Development Revenue Bonds, Qualified Energy Conservation Bonds - Direct Payment, Series 2012B(l)	A3	5.900%	04/01/2034	N/A	3,290,670
10,000,000	Noblesville Multi-School Building Corporation, Hamilton County, Indiana, Taxable Unlimited Ad Valorem Property Tax First Mortgage Bonds, Build America Bonds, Series 2010(a)	AA+	6.500%	07/15/2030	01/15/21 @ 100	12,496,000
						26,547,323

	Louisiana - 2.8%
1,500,000	Louisiana Stadium and Exposition District, Senior Revenue Refunding Bonds, Tax Exempt Series 2013A	A3	5.000%	07/01/2030	07/01/23 @ 100	1,731,405
8,000,000	Orleans Parish, School Board of the Parish of Orleans, Louisiana, (AGM) (l)	AA-	4.400%	02/01/2021	N/A	8,924,000
1,055,000	Tangipahoa Parish Hospital Service District No. 1, Louisiana, Taxable Hospital Revenue Bonds, North Oaks Health System Project, Build America Bonds, Series 2009A, (Assured GTY)(a)	AA-	7.200%	02/01/2042	02/01/20 @ 100	1,175,629
						11,831,034

	Michigan - 4.3%
415,000	Comstock Park Public Schools, Kent County, Michigan, 2011 School Building and Site Bonds, General Obligation - Unlimited Tax, Federally Taxable - Qualified School Construction Bonds - Direct Payment, Series A(l)	AA-	6.300%	05/01/2026	05/01/21 @ 100	465,078
690,000	Detroit, Michigan, School District, Build America Bonds(a) (l)	AA-	7.747%	05/01/2039	N/A	891,114
5,000,000	Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Build America Bonds, Series 2010B(a) (l)	AA-	6.845%	05/01/2040	05/01/20 @ 100	5,342,200
1,640,000	Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Qualified School Construction Bonds, Series 2010A(l)	AA-	6.645%	05/01/2029	N/A	1,891,183
3,000,000	Fraser Public School District, Macomb County, Michigan, General Obligation Federally Taxable School Construction Bonds, 2011 School Building and Site Bonds, Series B(l)	AA-	6.050%	05/01/2026	05/01/21 @ 100	3,359,130
1,000,000	Oakridge, Michigan, Public Schools, Unlimited Tax General Obligation Bonds(l)	AA-	6.750%	05/01/2026	05/01/20 @ 100	1,112,000
2,500,000	Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds, Series A(l)	AA-	6.100%	05/01/2026	05/01/20 @ 100	2,754,200
2,000,000	Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds, Series A(l)	AA-	6.500%	05/01/2029	05/01/20 @ 100	2,200,420
						18,015,325

	Minnesota - 0.9%
1,660,000	St. Paul Housing & Redevelopment Authority, Federally Taxable Revenue Bonds (j) (l)	AA	7.250%	02/01/2035	02/01/21 @ 100	1,854,851
1,540,000	St. Paul Housing & Redevelopment Authority, Federally Taxable Revenue Bonds (j) (l)	AA	7.500%	02/01/2040	02/01/21 @ 100	1,712,788
						3,567,639

	Mississippi - 1.8%
5,000,000	Medical Center Educational Building Corporation, Taxable Build America Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2010A(a) (l)	AA-	6.842%	06/01/2035	06/01/20 @ 100	5,564,200
1,000,000	Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project, Series 2010(a) (l)	A2	7.265%	01/01/2032	01/01/20 @ 100	1,085,150
905,000	Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project, Series 2010(a) (l)	A2	7.390%	01/01/2040	01/01/20 @ 100	970,947
						7,620,297

	Nevada - 2.6%
1,425,000	Clark County, Nevada, Airport Revenue Bonds, Build America Bonds, Series B(a) (l)	AA-	6.881%	07/01/2042	07/01/19 @ 100	1,648,226
1,200,000	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Water Bonds, Taxable Build America Bonds, Series 2009A(a) (l)	AA+	7.100%	06/01/2039	06/01/19 @ 100	1,380,144
1,500,000	Nevada System of Higher Education University, Revenue Bonds, Build America Bonds(a)	AA-	7.600%	07/01/2030	07/01/20 @ 100	1,787,775
5,050,000	Nevada System of Higher Education University, Revenue Bonds, Build America Bonds(a)	AA-	7.900%	07/01/2040	07/01/20 @ 100	6,025,458
						10,841,603

	New Jersey - 6.1%
8,000,000	Camden County Improvement Authority, Camden County, New Jersey, Lease Revenue Bonds, Cooper Medical School of Rowan University Project, Series 2010A(a) (l)	A+	7.747%	07/01/2034	07/01/20 @ 100	9,245,200
2,000,000	Camden County Improvement Authority, Camden County, New Jersey, Lease Revenue Bonds, Cooper Medical School of Rowan University Project, Series 2010A(a) (l)	A+	7.847%	07/01/2035	07/01/20 @ 100	2,310,160
10,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Federally Taxable Issuer Subsidy, Build America Bonds, Series 2010A(a)	A+	7.102%	01/01/2041	N/A	14,119,700
						25,675,060

	New York - 5.9%
5,000,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds, Series 2010E(a)	A	7.134%	11/15/2030	11/15/20 @ 100	6,086,600
5,000,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds, Series 2010B-1(a)	A	6.548%	11/15/2031	N/A	6,439,950
10,000,000	Westchester County Health Care Corporation, Revenue Bonds, Taxable Build America Bonds, Series 2010(a) (j) (l)	BBB	8.572%	11/01/2040	N/A	12,223,400
						24,749,950

	Ohio - 5.1%
5,000,000	American Municipal Power, Inc., Combined Hydroelectric Projects Revenue Bonds, New Clean Renewable Energy Bonds, Series 2010C(l)	A	7.334%	02/15/2028	N/A	6,513,000
1,950,000	Cuyahoga County, Ohio, Hospital Revenue Bonds, The Metrohealth System, Build America Bonds, Taxable, Series 2009B(a) (l)	A-	8.223%	02/15/2040	N/A	2,429,641
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a) (l)	AA	6.900%	12/01/2034	12/01/20 @ 100	2,748,475
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a) (l)	AA	7.150%	12/01/2039	12/01/20 @ 100	2,732,950
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a) (l)	AA	7.300%	12/01/2043	12/01/20 @ 100	2,731,600
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Qualified School Construction Bonds, Series 2010B(l)	AA	6.650%	12/01/2029	12/01/20 @ 100	2,973,950
1,230,000	Toronto City School District, Ohio, Qualified School Construction Bonds General Obligation Bonds(l)	AA	7.000%	12/01/2028	12/01/20 @ 100	1,379,876
						21,509,492

	Pennsylvania - 4.3%
4,865,000	Lebanon, Pennsylvania, Sewer Revenue Bonds, Taxable Build America Bonds, Series B of 2010(a) (l)	A+	7.140%	12/15/2035	06/15/20 @ 100	5,447,292
7,500,000	Pittsburgh, Pennsylvania, School District, Taxable Qualified School Construction Bonds, Series D	A	6.850%	09/01/2029	N/A	9,498,300
2,500,000	School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series 2011A, Qualified School Construction Bonds - (Federally Taxable - Direct Subsidy)(l)	A+	5.995%	09/01/2030	N/A	2,887,150
						17,832,742

	South Carolina - 1.4%
5,000,000	Horry County, South Carolina, Taxable Airport Revenue Bonds, Recovery Zone Economic Development Bonds, Series 2010B(a) (j) (l)	A-	7.328%	07/01/2040	N/A	5,953,250

	South Dakota - 0.9%
3,490,000	Pierre, South Dakota, Taxable Electric Revenue Bonds, Recovery Zone Economic Development Bonds, Series 2010C(a) (l)	A2	7.500%	12/15/2040	12/15/19 @ 100	3,891,210

	Texas - 6.0%
10,000,000	Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds, Series 2009B(a) (l)	A+	7.088%	01/01/2042	N/A	12,813,200
10,000,000	El Paso, Texas, Combination Tax and Revenue Certification of Obligation, Taxable Build America Bonds, Series 2010B(a)	AA	6.700%	08/15/2036	08/15/20 @ 100	12,374,100
						25,187,300

	Vermont - 2.6%
2,155,000	Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (l)	A+	6.101%	07/01/2025	07/01/20 @ 100	2,371,535
7,500,000	Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (l)	A+	7.211%	07/01/2040	07/01/20 @ 100	8,483,400
						10,854,935

	Washington - 9.5%
5,000,000	Anacortes, Washington, Utility System Improvement Revenue Bonds, Build America Bonds, Series 2010B(a) (l)	AA-	6.479%	12/01/2030	12/01/20 @ 100	5,677,150
2,000,000	Auburn, Washington, Utility System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (l)	AA	6.396%	12/01/2030	12/01/20 @ 100	2,309,780
5,000,000	Central Washington University, System Revenue Bonds, 2010, Taxable Build America Bonds, Series B(a) (l)	A1	6.500%	05/01/2030	N/A	5,820,000
5,800,000	Public Hospital District No. 1, King County, Washington, Valley Medical Center, Hospital Facilities Revenue Bonds, Series 2010B(a) (l)	BBB+	8.000%	06/15/2040	06/15/20 @ 100	6,545,938
5,000,000	Washington State Convention Center Public Facilities District, Lodging Tax Bonds, Taxable Build America Bonds, Series 2010B(a)	A+	6.790%	07/01/2040	N/A	6,172,650
3,325,000	Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (l)	A+	7.099%	04/01/2032	N/A	4,247,355
6,675,000	Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (l)	A+	7.399%	04/01/2041	N/A	8,806,795
						39,579,668

	West Virginia - 3.4%
10,000,000	State of West Virginia, Higher Education Policy Commission, Revenue Bonds, Federally Taxable Build America Bonds 2010, Series B(a)	A+	7.650%	04/01/2040	N/A	14,084,700

	Total Municipal Bonds - 109.9%
	(Cost $382,619,309)					459,522,315

	Corporate Bonds - 8.4%
	Advertising - 0.1%
$100,000	MDC Partners, Inc., (Canada)(b) (l)	B	11.000%	11/01/2016	11/01/13 @ 106	110,250
200,000	Sitel, LLC / Sitel Finance Corp.(b) (l)	B	11.000%	08/01/2017	08/01/14 @ 106	211,000
						321,250

	Airlines - 1.0%
131,095	Atlas Air 1999-1 Pass-Through Trust, Series 1999-1, Class A-1 (j) (l)	NR	7.200%	01/02/2019	N/A	133,717
2,009,872	Atlas Air 2000-1 Class A Pass Through Trust, Series 2000-1, Class A (j) (l)	NR	8.707%	01/02/2019	N/A	2,070,168
2,000,000	Delta Air Lines 2011-1 Class B Pass-Through Trust, Series 2011-1, Class B (l)	BB	7.125%	10/15/2014	N/A	2,045,000
160,000	Global Aviation Holdings, Inc.(h) (l)	NR	14.000%	08/15/2013	04/04/13 @ 111	54,400
						4,303,285

	Chemicals - 0.0%***
200,000	TPC Group, Inc.(b) (l)	B	8.750%	12/15/2020	12/15/16 @ 104	202,500

	Coal - 0.1%
275,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.(l)	B	8.250%	04/15/2018	04/15/14 @ 104	289,437
200,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp. II(b) (l)	B	8.375%	06/01/2020	06/01/16 @ 104	211,000
						500,437

	Commercial Services - 0.4%
400,000	Ceridian Corp.(b) (l)	B-	8.875%	07/15/2019	07/15/15 @ 107	451,000
1,150,000	DynCorp International, Inc.	B-	10.375%	07/01/2017	07/01/14 @ 105	1,139,937
180,000	Rural/Metro Corp.(b) (l)	CCC+	10.125%	07/15/2019	07/15/15 @ 105	179,100
100,000	Rural/Metro Corp.(b) (l)	CCC+	10.125%	07/15/2019	07/15/15 @ 105	99,500
						1,869,537

	Computers - 0.1%
455,000	Stream Global Services, Inc.	B+	11.250%	10/01/2014	10/01/13 @ 100	473,769

	Distribution & Wholesale - 0.2%
300,000	INTCOMEX, Inc.(l)	B-	13.250%	12/15/2014	12/15/13 @ 100	309,750

	Diversified Financial Services - 0.1%
200,000	Jefferies Group, Inc.(l)	BBB	6.875%	04/15/2021	N/A	231,500
39,000	LCP Dakota Fund, Series 2012-6, Class P (j) (l)	NR	10.000%	08/17/2015	N/A	39,022
140,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(b) (l)	B+	9.625%	05/01/2019	05/01/15 @ 107	158,900
						429,422

	Engineering & Construction - 0.7%
2,266,667	Alion Science and Technology Corp.(c) (l)	B-	12.000%	11/01/2014	10/01/13 @ 103	2,300,667
1,000,000	Alion Science and Technology Corp.(l)	CCC-	10.250%	02/01/2015	04/04/13 @100	540,000
						2,840,667

	Entertainment - 1.2%
1,600,000	Diamond Resorts Corp.(l)	B-	12.000%	08/15/2018	08/15/14 @ 106	1,760,000
1,810,000	Lions Gate Entertainment, Inc.(b) (l)	B	10.250%	11/01/2016	11/01/13 @ 105	1,984,212
1,000,000	WMG Acquisition Corp.(l)	B-	11.500%	10/01/2018	10/01/14 @ 109	1,161,250
100,000	Yonkers Racing Corp.(b) (l)	B+	11.375%	07/15/2016	07/15/13 @ 106	108,000
						5,013,462

	Food - 0.5%
1,957,000	Bumble Bee Acquisition Corp.(b) (l)	B	9.000%	12/15/2017	12/15/14 @ 105	2,138,022
150,000	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc.(b)	B	9.875%	02/01/2020	02/01/15 @ 105	163,125
						2,301,147

	Health Care Services - 0.4%
750,000	Apria Healthcare Group, Inc.(l)	BB	11.250%	11/01/2014	11/01/13 @ 100	774,375
325,000	OnCure Holdings, Inc.(l)	NR	11.750%	05/15/2017	05/15/14 @ 106	139,750
210,000	Physiotherapy Associates Holdings, Inc.(b) (l)	B	11.875%	05/01/2019	05/01/15 @ 109	201,600
423,503	Symbion, Inc.(d) (l)	CCC+	11.000%	08/23/2015	08/23/13 @ 100	423,503
150,000	Symbion, Inc.(l)	B	8.000%	06/15/2016	06/15/15 @ 104	156,750
						1,695,978

	Internet - 1.1%
4,250,000	GXS Worldwide, Inc.(l)	B	9.750%	06/15/2015	06/15/13 @ 102	4,425,313
100,000	Zayo Group, LLC / Zayo Capital, Inc.	B	8.125%	01/01/2020	07/01/15 @ 104	111,750
						4,537,063

	Leisure Time - 0.0%***
75,000	Sabre, Inc.(b) (l)	B	8.500%	05/15/2019	05/15/15 @ 106	81,750

	Lodging - 0.2%
100,000	Caesars Entertainment Operating Co., Inc.(l)	B	8.500%	02/15/2020	02/15/16 @ 104	97,500
900,000	Caesars Entertainment Operating Co., Inc.(b) (l)	B	9.000%	02/15/2020	02/15/16 @ 105	888,750
						986,250

	Machinery-Diversified - 0.1%
250,000	Tempel Steel Co.(b) (l)	B-	12.000%	08/15/2016	02/15/14 @ 109	235,000

	Media - 0.1%
520,000	Baker & Taylor Acquisitions Corp.(b) (l)	CCC	15.000%	04/01/2017	10/01/14 @ 108	384,800

	Mining - 0.1%
110,000	Horsehead Holding Corp.(b)	B-	10.500%	06/01/2017	06/01/15 @ 105	117,425
100,000	Kaiser Aluminum Corp.(l)	BB-	8.250%	06/01/2020	06/01/16 @ 104	111,750
400,000	Midwest Vanadium Pty Ltd. (Australia)(b) (l)	CCC	11.500%	02/15/2018	02/15/15 @ 106	260,000
						489,175

	Oil & Gas - 0.2%
600,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC(b) (l)	B-	10.750%	10/01/2020	10/01/16 @ 105	658,500

	Oil & Gas Services - 0.1%
200,000	Exterran Holdings, Inc.(l)	BB	7.250%	12/01/2018	12/01/13 @ 105	212,500

	Packaging & Containers - 0.1%
300,000	Pretium Packaging, LLC / Pretium Finance, Inc.(l)	B-	11.500%	04/01/2016	04/01/14 @ 106	320,250

	Real Estate Investment Trusts - 0.2%
750,000	Wells Operating Partnership II, LP(l)	BBB-	5.875%	04/01/2018	N/A	776,352

	Retail - 0.3%
100,000	Checkers Drive-In Restaurants, Inc.(b) (l)	B-	11.000%	12/01/2017	06/01/15 @ 108	102,000
880,000	GRD Holdings III Corp.(b) (l)	B	10.750%	06/01/2019	06/01/15 @ 108	919,600
223,428	Mastro's Restaurants, LLC / RRG Finance Corp.(b) (l)	B-	12.000%	06/01/2017	12/01/14 @ 109	242,979
125,000	Wok Acquisition Corp.(b)	CCC+	10.250%	06/30/2020	06/30/16 @ 105	133,281
						1,397,860

	Software - 0.1%
400,000	Infor US, Inc.(l)	B-	11.500%	07/15/2018	07/15/15 @ 106	468,000

	Textiles - 0.0%***
150,000	Empire Today, LLC / Empire Today Finance Corp.(b) (l)	B	11.375%	02/01/2017	02/01/14 @ 106	162,938

	Transportation - 0.6%
48,170	Atlas Air, Inc.(b) (j) (l)	NR	8.707%	01/02/2019	N/A	49,616
985,000	CEVA Group PLC (United Kingdom)(b) (l)	B-	8.375%	12/01/2017	12/01/13 @ 106	1,019,475
1,450,000	Marquette Transportation Co. / Marquette Transportation Finance Corp.(l)	B-	10.875%	01/15/2017	01/15/14 @ 105	1,542,437
						2,611,528

	Trucking & Leasing - 0.4%
1,616,000	AWAS Aviation Capital Ltd. (Ireland)(b) (l)	BBB	7.000%	10/17/2016	10/18/13 @ 104	1,696,800

	Total Corporate Bonds - 8.4%
	(Cost $34,397,027)					35,279,970

	Asset Backed Securities - 5.6%
	Automobile - 0.0%***
37,815	Bush Truck Leasing, LLC, Series 2011-AA, Class C(b) (l)	NR	5.000%	09/25/2018	N/A	37,717

	Collateralized Debt Obligation - 1.7%
126,532	Diversified Asset Securitization Holdings II LP, Series 1X, Class A1L (Cayman Islands)(e)	BBB+	0.798%	09/15/2035	N/A	122,416
40,947	G-Star 2003-3 Ltd., Series 2003-A, Class A1 (Cayman Islands)(b) (e) (l)	BBB-	0.880%	03/13/2038	N/A	40,238
340,206	Highland Park CDO Ltd., Series 2006-1A, Class A1 (Cayman Islands)(b) (e) (l)	B+	0.618%	11/25/2051	N/A	285,375
197,464	Independence I CDO Ltd., Series 1A, Class A (Cayman Islands)(b) (e) (l)	BB+	0.704%	12/30/2030	N/A	191,984
6,291,408	Putnam Structured Product, Series 2003-1A, Class A1LB(b) (e) (l)	CCC	0.653%	10/15/2038	N/A	5,724,174
639,471	Putnam Structured Product CDO, Series 2002-1A, Class A2 (Cayman Islands)(b) (e) (l)	CCC+	0.880%	01/10/2038	N/A	573,554
200,000	Stone Tower CDO Ltd., Series 2004-1A, Class A2L (Cayman Islands)(b) (e) (l)	BBB-	1.551%	01/29/2040	N/A	188,302
						7,126,043

	Collateralized Loan Obligation - 2.5%
250,000	Ares CLO Ltd., Series 2012-3A (Cayman Islands)(b) (k)	NR	0.000%	01/17/2024	N/A	244,830
250,000	Atlas Senior Loan Fund II Ltd., Series 2012-2A (Cayman Islands)(b) (k) (l)	NR	0.000%	01/30/2024	N/A	238,275
100,000	BlackRock Senior Income Series Corp., Series 2004-1A (Cayman Islands)(b) (k) (l)	NR	0.000%	09/15/2016	N/A	49,750
374,275	CapitalSource Commercial Loan Trust, Series 2006-2A, Class D(b) (e) (l)	B+	1.721%	09/20/2022	N/A	368,473
250,000	Carlyle Global Market Strategies, Series 2012-3A (Cayman Islands)(b) (k) (l)	NR	0.000%	10/04/2024	N/A	245,505
250,000	Cerberus Offshore Levered I LP, Series 2012-1A, Class C (Cayman Islands)(b) (e) (l)	Baa2	6.447%	11/30/2018	N/A	250,907
2,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (e) (l)	A+	1.555%	07/10/2019	N/A	1,749,448
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D1 (Cayman Islands)(b) (e) (l)	BBB+	2.905%	07/10/2019	N/A	953,260
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D2 (Cayman Islands)(b) (l)	BBB+	8.370%	07/10/2019	N/A	1,008,030
110,019	Colts Trust, Series 2005-2A, Class C (Cayman Islands)(b) (e) (l)	AAA	1.159%	12/20/2018	N/A	109,901
250,000	Colts Trust, Series 2007-1A, Class C (Cayman Islands)(b) (e) (l)	AA+	1.109%	03/20/2021	N/A	205,250
300,000	Cratos CLO Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (e) (l)	AA+	1.390%	05/19/2021	N/A	272,228
550,000	Eastland CLO Ltd., Series 2007-1A, Class A2B (Cayman Islands)(b) (e) (l)	AA+	0.629%	05/01/2022	N/A	467,823
250,000	Emporia Preferred Funding I Corp. (Cayman Islands)(b) (e) (l)	AA	1.255%	10/12/2018	N/A	230,790
250,000	Finn Square CLO Ltd., Series 2012-1A (Cayman Islands)(b) (k) (i)	NR	0.000%	12/24/2023	N/A	249,392
250,000	Genesis CLO Ltd., Series 2007-2A, Class D (Cayman Islands)(b) (e) (l)	BBB	4.305%	01/10/2016	N/A	249,059
250,000	Great Lakes CLO Ltd., Series 2012-1A (Cayman Islands)(b) (k) (l)	NR	0.000%	01/15/2023	N/A	252,795
200,000	Katonah IX CLO Ltd., Series 2006-9A, Class A3L (Cayman Islands)(b) (e) (l)	A-	1.021%	01/25/2019	N/A	172,584
500,000	KKR Financial CLO, Series 2007-1A, Class D (Cayman Islands)(b) (e) (l)	A	2.540%	05/15/2021	N/A	473,689
100,000	Knightsbridge CLO Ltd., Series 2007-1A, Class D (Cayman Islands)(b) (e) (l)	BBB	5.305%	01/11/2022	N/A	99,981
1,992,806	NewStar Trust, Series 2005-1A, Class C(b) (e) (l)	B+	1.151%	07/25/2018	N/A	1,869,374
167,912	Sargas CLO II Ltd., Series 2006-1A, Class E (Cayman Islands)(b) (e) (l)	B+	4.302%	10/20/2018	N/A	167,526
200,000	Summit Lake CLO Ltd., Series 2005-1A, Class C1A(k)	NR	0.000%	02/24/2018	N/A	111,220
250,000	T2 Income Fund CLO Ltd., Series 2007-1A, Class D (Cayman Islands)(b) (e) (l)	A+	3.054%	07/15/2019	N/A	226,437
						10,266,527

	Commercial Receivables - 0.1%
400,000	Leaf Receivables Funding 5 LLC, Series 2010-4, Class D(b) (l)	NR	5.000%	01/20/2019	03/20/13 @ 100	379,120

	Credit Card - 0.1%
366,071	Credit Card Pass-Through Trust, Series 2012-Biz A(b) (k) (l) (m)	NR	0.000%	-	N/A	271,358

	Insurance - 0.0%***
92,800	Insurance Note Capital VII, Series 2005-1R1A(b) (e) (l)	A-	0.520%	06/09/2033	N/A	85,647

	Media - 0.8%
1,300,000	Adams Outdoor Advertising, LP, Series 2010-1, Class B(b) (l)	Ba2	8.836%	12/20/2040	N/A	1,418,274
1,825,000	Adams Outdoor Advertising, LP, Series 2010-1, Class C(b) (l)	B3	10.756%	12/20/2040	N/A	2,001,275
						3,419,549

	Other ABS - 0.0%***
19,010	Aircraft Certificate Owner Trust, Series 2003-1A, Class D(b) (j) (l)	BB	6.455%	09/20/2022	N/A	19,295

	Transportation - 0.4%
19,884	Castle Trust, Series 2003-1AW, Class A1(b) (e) (l)	AA	0.953%	05/15/2027	N/A	18,293
165,251	Raspro Trust, Series 2005-1A, Class G(b) (e) (l)	A	0.709%	03/23/2024	N/A	144,008
1,504,529	Vega Containervessel PLC, Series 2006-1A, Class A(b) (l)	Ba3	5.562%	02/10/2021	N/A	1,455,632
						1,617,933

	Total Asset Backed Securities - 5.6%
	(Cost $21,815,913)					23,223,189

	Collateralized Mortgage Obligations - 0.5%
	Commercial Mortgage Backed Security - Traditional - 0.5%
2,000,000	GS Mortgage Securities Corp. II Trust 2007-EOP, Series 2007-EOP, Class H(b) (e) (l)	BBB-	3.300%	03/06/2020	N/A	2,012,892

	Residential Mortgage Backed Security - 0.0%***
89,316	Nomura Resecuritization Trust, Series 2012-1R, Class A(b) (e) (l)	NR	0.667%	08/27/2047	N/A	80,384

	Total Collateralized Mortgage Obligations - 0.5%
	(Cost $1,899,957)					2,093,276

	Term Loans - 4.6%(f)
	Automotive - 0.1%
40,000	Fleetpride Corporation	CCC+	9.250%	05/15/2020	N/A	39,800
19,900	Keystone Automotive Operations, Inc.	Caa2	9.750%	03/30/2016	N/A	20,323
339,150	Navistar, Inc.	B+	7.000%	08/17/2017	N/A	344,235
						404,358

	Consumer Products - 0.1%
344,750	Targus Group International, Inc.	B	11.000%	05/24/2016	N/A	351,863

	Consumer Services - 0.5%
100,000	Edmentum, Inc.	BB-	6.000%	02/14/2018	N/A	100,500
350,000	Endurance International Group, Lien 1	B	6.250%	11/09/2019	N/A	354,156
97,500	Nab Holdings, LLC, 1st Lien	BB+	7.000%	04/24/2018	N/A	98,536
997,500	Osmose Holdings, Inc.	B+	6.750%	11/26/2018	N/A	1,009,345
299,250	Patheon, Inc.	B+	7.250%	12/14/2018	N/A	303,365
30,000	Travelport Holdings Limited	B+	5.056%	08/23/2015	N/A	29,598
						1,895,500

	Diversified Manufacturing - 0.1%
418,950	CPM Holdings	B+	6.250%	08/29/2017	N/A	421,309

	Electric - 0.0%***
100,000	Astoria Generating Co. Aquisitions	B	8.500%	10/26/2017	N/A	103,500

	Entertainment - 0.0%***
90,000	CKX Entertainment, Inc., 1st Lien	B+	9.000%	06/21/2017	N/A	79,144

	Food & Beverage - 0.2%
480,000	Albertsons, Inc.	BB-	5.750%	02/26/2016	N/A	486,000
421,887	Arctic Glacier Holdings, Inc.	B	8.500%	07/27/2018	N/A	428,215
						914,215

	Gaming - 0.1%
314,667	Rock Ohio Caesar LLC	BB-	8.500%	08/19/2017	N/A	327,253

	Health Care - 0.2%
100,000	Ardent Medical Services, Inc.	B+	6.750%	07/02/2018	N/A	101,750
837,900	One Call Medical, Inc., Lein 1	B+	7.000%	08/22/2019	N/A	845,236
						946,986

	Insurance - 0.1%
100,000	Confie Seguros	B-	6.500%	11/09/2018	N/A	100,542
200,000	Cunningham Lindsey	B-	9.250%	06/10/2020	N/A	205,376
						305,918

	Media - 0.1%
100,000	Cengage Learning Acquisitions, Inc. (Thomson Learning)	B+	7.500%	07/03/2014	N/A	80,583
100,000	Cengage Learning Acquisitions, Inc. (Thomson Learning)	B	2.790%	07/05/2014	N/A	78,750
250,000	Mitel Networks Corporation, 1st Lien	B+	7.000%	02/27/2019	N/A	250,313
39,973	Univision	B+	4.454%	03/31/2017	N/A	40,108
						449,754

	Oil Field Services - 0.3%
250,000	CCS Income Trust	B-	6.250%	05/14/2018	N/A	252,012
250,000	El Paso/EP Energy	BB-	5.000%	05/24/2018	N/A	252,901
225,205	Equipower Resources 1st Lien Term B Advance	BB	5.500%	12/21/2018	N/A	229,428
200,000	Shelf Drilling Holding Ltd. (j)	B+	6.250%	05/31/2018	N/A	200,000
200,000	Varel International Energy Funding Corp.	B	9.250%	07/17/2017	N/A	200,750
						1,135,091

	Other Finance - 0.0%***
100,000	First Advantage	B	6.250%	02/13/2019	N/A	99,750
100,000	Flexera Software	B-	11.000%	09/30/2018	N/A	101,063
						200,813

	Other Industrials - 0.2%
100,000	Hunter Fan Company	B	6.500%	12/20/2017	N/A	100,000
348,228	Laureate Education Ext Term Loan	B	5.250%	06/15/2018	N/A	351,165
477,094	Sirva Worldwide, Inc., 1st Lien (j)	B	10.750%	03/31/2016	N/A	481,865
						933,030

	Real Estate Investment Trusts - 0.0%***
130,000	iStar Financial, Inc., Lien 1	BB-	7.000%	03/19/2017	N/A	137,946

	Retail - 0.3%
89,549	Container Store, Inc., Lien 1	B-	6.250%	04/06/2019	N/A	90,631
995,000	HD Supply Lien 1 Hybrid	B+	4.500%	10/12/2017	N/A	1,000,368
						1,090,999

	Technology - 1.5%
100,000	Ascensus, Inc., 1st Lien	B	8.000%	12/21/2018	N/A	100,750
1,000,000	Associated Partners	BB	4.350%	12/21/2015	N/A	1,002,500
917,986	Ceridian Corp.	B-	5.952%	05/09/2017	N/A	930,682
399,000	IPC Information Systems, Inc.	B-	7.750%	07/31/2017	N/A	399,000
100,000	Mirion Technologies, Lien 1	B	6.250%	03/30/2018	N/A	100,813
995,000	Misys PLC, 1st Lien	B+	7.250%	12/02/2018	N/A	1,009,925
100,000	Misys PLC, 2nd Lien	CCC+	12.000%	06/06/2019	N/A	109,250
1,307,476	Mmodal, Inc.	BB-	6.750%	08/16/2019	N/A	1,271,521
1,137,150	Paradigm TLB, 1st Lien	B+	4.750%	07/30/2019	N/A	1,145,110
200,000	Red Prairie Corporation, 1st Lien	B+	6.750%	12/21/2018	N/A	203,501
19,900	Sophos, Lien 1	B+	6.500%	05/10/2019	N/A	20,049
						6,293,101

	Transportation - 0.2%
600,000	Evergreen Tank Solutions, Inc.	B-	9.500%	09/26/2018	N/A	595,128
51,210	Global Aviation Holdings, Inc.	NR	9.490%	02/28/2013	N/A	50,954
199,500	Sabre Corp.	B	5.250%	2/19/2019	N/A	202,094
						848,176

	Wireless - 0.4%
975,000	Converge One, Lien 1 (j)	B+	8.500%	06/08/2017	N/A	962,813
199,000	Wideopenwest Finance LLC, Lien 1	B	6.250%	07/12/2018	N/A	201,910
497,500	Zayo Group LLC	B	4.500%	07/02/2019	N/A	500,050
						1,664,773

	Wirelines - 0.2%
250,000	Alcatel-Lucent, 1st Lien	BB-	6.250%	07/31/2016	N/A	253,366
497,357	Avaya, Inc.	B	4.788%	10/26/2017	N/A	464,373
						717,739

	Total Term Loans - 4.6%
	(Cost $18,797,246)					19,221,468

Number
of Shares	Description					Value
	Preferred Stocks - 1.9%
	Diversified Financial Services - 0.6%
180	Ares VII CLO Ltd. (Cayman Islands) (b) (e) (k) (l) (i)					108,085
1,900	Falcons Funding Trust I, 8.875% (b) (e) (l)					1,970,775
475	GSC Partners CDO Fund Ltd./GSC Partners CDO Fund Corp. (Cayman Islands) (b) (e) (k)					187,719
200,000	Whitehorse II Ltd., Series 2005-2A (Cayman Islands) (b) (e) (l)					116,000
						2,382,579

	Transportation - 1.3%
490	International Shipholding Corp.	NR	9.500%	-		50,842
200,000	Seaspan Corp., Series C (Marshall Islands)(l)	NR	9.500%	-		5,520,000
						5,570,842

	Total Preferred Stocks - 1.9%
	(Cost $7,353,920)					7,953,421

	Warrants - 0.0%***
1,550	Alion Science and Technology Corp.(g) (i) (j)			03/15/2017		–
	(Cost $15)

	Total Long-Term Investments - 130.9%
	(Cost $466,883,387)					547,293,639

	Short-Term Investments - 0.3%
	Money Market Fund - 0.3%
1,282,140	Dreyfus Treasury Prime Cash Management Institutional Shares					1,282,140
	(Cost $1,282,140)

	Total Investments - 131.2%
	(Cost $468,165,527)					548,575,779
	Assets in excess of Liabilities - 1.5%					5,888,459
	Borrowings - (12.4%)					(51,713,936)
	Reverse Repurchase Agreements - (20.3%)					(84,780,742)
	Net Assets - 100.0%					$ 417,969,560

AGM – Insured by Assured Guaranty Municipal Corporation
Assured GTY - Insured by Assured Guaranty Corporation
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
Pty - Proprietary
SA - Corporation

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
***	Less than 0.1%
(a)	Taxable municipal bond issued as part of the Build America Bond program.
(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2013, these securities amounted to $40,636,531, which represents 9.7% of net assets.

(c)	The issuer of this security will accrue interest on the secured note at a rate of 12% annum and will make interest payments as follows: (1) 10% in cash and (2) 2% in-kind shares of the secured note.
(d)
The issuer of this security may elect to pay interest entirely in cash, entirely by issuing payment-in-kind shares, or pay 50% of the interest in cash and 50% of the interest by issuing payment-in-kind shares.

(e)	Floating or variable rate coupon. The rate shown is as of February 28, 2013.
(f)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(g)	Non-income producing security.
(h)	Non-income producing as security is in default.
(i)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees.  The total market value of such securities is $357,477, representing 0.1% of net assets

(j)	Illiquid security.
(k)	Security has no stated coupon. However, it is expected to receive residual cash flow payments on deal defined payment dates.
(l)
All of a portion of these securities have been physically segregated in connection with borrowings, reverse repurchase agreements, and unfunded loan commitments.  As of February 28, 2013, the total amount segregated was $272,045,200.

(m)	Security is perpetual and, thus does not have a predetermined maturity date.

See previously submitted notes to financial statements for the period ended November 30, 2012.

Country Allocation^
United States	98.3%
Marshall Islands	1.0%
Ireland	0.3%
United Kingdom	0.2%
Cayman Islands	0.1%
Australia	0.1%
Canada	0.0%	^^
^Subject to change daily. Based on long-term investments.

^^Less than 0.1%

At February 28, 2013, the Trust had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Expiration Date	Principal Amount	Unrealized Appreciation/ (Depreciation)
Associated Partners	12/21/2015	$1,000,000	$-
Avis Budget Car Rental LLC	01/22/2014	1,050,000	-
Constellation Brands	12/30/2013	1,500,000	-
Getco Co. LLC	12/18/2013	400,000	-
Global Aviation Holdings	09/27/2012	14,265	(71)
Nielsen Finance LLC	10/01/2013	9,750,000
Rock Ohio Caesars LLC	08/19/2017	5,333	187
			$116

At February 28, 2013 (unaudited), the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 468,165,527	$ 81,387,388	$ (977,136)	$ 80,410,252

The Trust values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. The Trust values debt securities (including municipal securities, asset-backed securities, collateralized mortgage obligations and term loans) at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”. Fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Trust values Level 1 securities using readily available market quotations in active markets. Money Market Funds are valued at Net Asset Value. The Trust values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Trust values Level 2 equity securities using independent pricing providers who employ models using various observable market inputs. The fair value estimate for the Level 3 security in the Trust is determined in accordance with the Trust’s valuation procedures described above.

The following table represents the Trust’s investments  by caption and by level within the fair value hierarchy as of February 28, 2013.

Description	Level 1	Level 2		Level 3		Total
(value in $000s)
Assets:
Municipal Bonds	$-	$459,522		$-		$459,522
Corporate Bonds	-	35,280		-		35,280
Asset Backed Securities:
Automobile	-	38		-		38
Collateralized Debt Obligations	-	7,126		-		7,126
Collateralized Loan Obligations	-	10,017		249		10,266
Commercial Receivables	-	379		-		379
Credit Card	-	271		-		271
Insurance	-	86		-		86
Media	-	3,420		-		3,420
Other ABS	-	19		-		19
Transportation	-	1,618		-		1,618
Collateralized Mortgage Obligations	-	2,093		-		2,093
Preferred Stock:
Diversified Financial Services	2,275	-		108		2,383
Transportation	5,571	-		-		5,571
Term Loans	-	19,222		-		19,222
Warrants	-	-		-	*	-
Money Market	1,282	-		-		1,282
Unfunded Commitments	-	-	*	-		-	*
Total	$9,128	$539,091		$357		$548,576
* Market value is less than minimum amount disclosed.

There was a transfer from Level 3 to Level 2 for the asset backed security, Insurance Note Capital Term, in the amount of $87,732, due to the availability of market price information at the period end. With regard to the Level 3 securities: The Trust received the Alion Science and Technology Warrants, which have a penny per share exercise price, as part of the purchase of Alion Science and Technology 12% corporate bonds which mature on November 1, 2014. The company has two bonds outstanding with the longer dated of the two bonds trading at a distressed level. The warrant and the underlying stock of the company are both unlisted securities. As a result of these factors, the Fund is assigning a price of $0.00 to the warrants. If the warrants begin trading on an exchange, the price of the warrants could increase. Finn Square CLO Ltd. and Ares VII CLO Ltd. were both priced using an option adjusted spread model based on broker quotes. The following table presents the activity for the Fund's investments measured at fair value using significant unobservable  inputs (Level 3 valuations) for the period ended February 28, 2013.

Level 3 holdings
(value in $000s)
Beginning Balance at May 31, 2012
Asset Back Securities	$ 87
Warrants	-	*
Transfers Out
Asset Back Securities	(87)
Net Purchases
Collaterilized Loan Obligations	249
Preferred Stock	108
Ending Balance at February 28, 2013
Warrants	-	*
Collaterilized Loan Obligations	249
Preferred Stock	108
Total Level 3 holdings	$ 357

* Market value is less than minimum amount disclosed.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Build America Bonds Managed Duration Trust

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:       April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:      April 29, 2013

By:          /s/ John L. Sullivan
   John L. Sullivan
   Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:       April 29, 2013